Exhibit 1

Great Wolf Trust 2019-WOLF
Commercial Mortgage Pass-Through Certificates, Series 2019-WOLF

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of America, N.A.

BofA Securities, Inc.

Academy Securities, Inc.

Drexel Hamilton, LLC

2 December 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	Great Wolf Trust 2019-WOLF (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-WOLF (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 December 2019

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of three promissory notes issued by 33 special purpose entities (collectively, the “Mortgage Borrowers”), evidencing a two-year (subject to three, one-year extension options), floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, cross-collateralized first mortgage liens on the applicable fee interests in 13 resort properties and the leasehold interest in one resort property (collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Additionally, upon the occurrence of certain partial release events under the applicable Source Document(s), amortizing principal payments are required. For the purpose of the procedures described in this report, the Depositor indicated that the Mortgage Loan and Mezzanine Loan are interest-only and instructed us to ignore all “Franchise Amortization Amount” and “Franchise Prepayment Amount” language in the applicable Source Document(s). For the avoidance of doubt, all references and recalculations related to the Properties, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that are described in this report are based on interest-only debt service payments and no amortization term.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 12

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extension Options) and
ii.	Original Mortgage Loan Term (Including Extension Options)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The Depositor indicated that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extension Options),
ii.	Original Mortgage Loan Amortization Term (Including Extension Options) and
iii.	Remaining Mortgage Loan Amortization Term,
b.	Use the “Original Mortgage Loan Term (Excluding Extension Options),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Allocated Mortgage Loan Balance ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and
d.	Use the “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Current Allocated Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Allocated Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 12

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Cut-off Date Allocated Mortgage Loan Amount ($),
d.	Current Allocated Mezzanine Loan Balance,
e.	Maturity Allocated Mortgage Loan Balance and
f.	Maturity Allocated Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Mezzanine Loan Balance,
c.	Mortgage Loan Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Original Total Debt Interest Rate Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Original Total Debt Interest Rate Spread,
d.	LIBOR Floor and
e.	LIBOR Round Methodology,

as shown on the Final Data File, and a LIBOR assumption of 1.72200% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Mezzanine Loan Interest Rate and
iii.	Assumed Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 12

11.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Original Total Debt Interest Rate Spread and
d.	LIBOR Cap Strike Price,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate @ LIBOR Cap,
ii.	Mezzanine Loan Interest Rate @ LIBOR Cap and
iii.	Total Debt Interest Rate @ LIBOR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Assumed Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service and
iii.	Annual Mortgage Debt Service @ LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service @ LIBOR Cap” of the Mortgage Loan as the product of:

a.       The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	366/360.

Attachment A Page 6 of 12

13.	Using the:

a.       Original Allocated Mezzanine Loan Balance,

b.	Assumed Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ LIBOR Cap and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service,
ii.	Monthly Mezzanine Loan Debt Service and
iii.	Annual Mezzanine Loan Debt Service @ LIBOR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.       The “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Assumed Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service @ LIBOR Cap” of the Mezzanine Loan as the product of:

a.       The “Original Allocated Mezzanine Loan Balance,” as shown on the Final Data File,

b.	The “Mezzanine Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
c.	366/360.

14.	Using the:
a.	Annual Mortgage Loan Debt Service,
b.	Annual Mezzanine Loan Debt Service,
c.	Annual Mortgage Debt Service @ LIBOR Cap and
d.	Annual Mezzanine Loan Debt Service @ LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service @ LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 12

15.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Total Collateral TTM NCF ($),
d.	Annual Mortgage Debt Service,
e.	Annual Mortgage Debt Service @ LIBOR Cap,
f.	Cut-Off Date Allocated Loan Amount ($),
g.	Maturity Allocated Mortgage Loan Balance,
h.	Appraised Portfolio Value ($) and
i.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Mortgage Loan NCF DSCR @ LIBOR Cap,
iv.	Current Mortgage Loan LTV,
v.	Maturity Mortgage Loan LTV,
vi.	Mortgage Loan NOI DY,
vii.	Mortgage Loan NCF DY,
viii.	Mortgage Loan Total Collateral CF DY and
ix.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through viii. above to the nearest 1/10th of one percent.

16.	Using the “Cut-Off Date Allocated Loan Amount ($),” as shown on the Final Data File, we recalculated the “Percentage of Cut-off Date Allocated Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 12

17.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Total Collateral TTM NCF ($),
d.	Annual Total Debt Service,
e.	Annual Total Debt Service @ LIBOR Cap,
f.	Current Allocated Total Debt Balance,
g.	Maturity Allocated Total Debt Balance,
h.	Appraised Portfolio Value ($) and
i.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt NCF DSCR @ LIBOR Cap,
iv.	Current Total Debt LTV,
v.	Maturity Total Debt LTV,
vi.	Total Debt NOI DY,
vii.	Total Debt NCF DY,
viii.	Total Debt Total Collateral CF DY and
ix.	Total Debt Per Unit

of the Total Debt associated with the Mortgage Loan and, with respect to item ix. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 12

18.	Using the:
a.	2008 Rooms Occupied,
b.	2009 Rooms Occupied,
c.	2010 Rooms Occupied,
d.	2011 Rooms Occupied,
e.	2012 Rooms Occupied,
f.	2013 Rooms Occupied,
g.	2014 Rooms Occupied,
h.	2015 Rooms Occupied,
i.	2016 Rooms Occupied,
j.	2017 Rooms Occupied,
k.	2018 Rooms Occupied,
l.	TTM Rooms Occupied,
m.	Underwritten Occupied Rooms,
n.	2008 Rooms Available,
o.	2009 Rooms Available,
p.	2010 Rooms Available,
q.	2011 Rooms Available,
r.	2012 Rooms Available,
s.	2013 Rooms Available,
t.	2014 Rooms Available,
u.	2015 Rooms Available,
v.	2016 Rooms Available,
w.	2017 Rooms Available,
x.	2018 Rooms Available,
y.	TTM Rooms Available and
z.	Underwritten Rooms Available,

as shown on the Final Data File, we recalculated the:

i.	2008 Occupancy,
ii.	2009 Occupancy,
iii.	2010 Occupancy,
iv.	2011 Occupancy,
v.	2012 Occupancy,
vi.	2013 Occupancy,
vii.	2014 Occupancy,
viii.	2015 Occupancy,
ix.	2016 Occupancy,
x.	2017 Occupancy,
xi.	2018 Occupancy,
xii.	TTM Occupancy and
xiii.	Underwritten Occupancy

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 12

19.	Using the:
a.	2008 Rooms Revenue ($),
b.	2009 Rooms Revenue ($),
c.	2010 Rooms Revenue ($),
d.	2011 Rooms Revenue ($),
e.	2012 Rooms Revenue ($),
f.	2013 Rooms Revenue ($),
g.	2014 Rooms Revenue ($),
h.	2015 Rooms Revenue ($),
i.	2016 Rooms Revenue ($),
j.	2017 Rooms Revenue ($),
k.	2018 Rooms Revenue ($),
l.	TTM Rooms Revenue ($),
m.	Underwritten Rooms Revenues ($),
n.	2008 Rooms Occupied,
o.	2009 Rooms Occupied,
p.	2010 Rooms Occupied,
q.	2011 Rooms Occupied,
r.	2012 Rooms Occupied,
s.	2013 Rooms Occupied,
t.	2014 Rooms Occupied,
u.	2015 Rooms Occupied,
v.	2016 Rooms Occupied,
w.	2017 Rooms Occupied,
x.	2018 Rooms Occupied,
y.	TTM Rooms Occupied and
z.	Underwritten Occupied Rooms,

as shown on the Final Data File, we recalculated the:

i.	2008 Average Daily Room Rate ($),
ii.	2009 Average Daily Room Rate ($),
iii.	2010 Average Daily Room Rate ($),
iv.	2011 Average Daily Room Rate ($),
v.	2012 Average Daily Room Rate ($),
vi.	2013 Average Daily Room Rate ($),
vii.	2014 Average Daily Room Rate ($),
viii.	2015 Average Daily Room Rate ($),
ix.	2016 Average Daily Room Rate ($),
x.	2017 Average Daily Room Rate ($),
xi.	2018 Average Daily Room Rate ($),
xii.	TTM Average Daily Room Rate ($) and
xiii.	Underwritten Average Daily Room Rate ($)

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 12

20.	Using the:
a.	2008 Occupancy,
b.	2009 Occupancy,
c.	2010 Occupancy,
d.	2011 Occupancy,
e.	2012 Occupancy,
f.	2013 Occupancy,
g.	2014 Occupancy,
h.	2015 Occupancy,
i.	2016 Occupancy,
j.	2017 Occupancy,
k.	2018 Occupancy,
l.	TTM Occupancy,
m.	Underwritten Occupancy,
n.	2008 Average Daily Room Rate ($),
o.	2009 Average Daily Room Rate ($),
p.	2010 Average Daily Room Rate ($),
q.	2011 Average Daily Room Rate ($),
r.	2012 Average Daily Room Rate ($),
s.	2013 Average Daily Room Rate ($),
t.	2014 Average Daily Room Rate ($),
u.	2015 Average Daily Room Rate ($),
v.	2016 Average Daily Room Rate ($),
w.	2017 Average Daily Room Rate ($),
x.	2018 Average Daily Room Rate ($),
y.	TTM Average Daily Room Rate ($) and
z.	Underwritten Average Daily Room Rate ($),

as shown on the Final Data File, we recalculated the:

i.	2008 RevPAR ($),
ii.	2009 RevPAR ($),
iii.	2010 RevPAR ($),
iv.	2011 RevPAR ($),
v.	2012 RevPAR ($),
vi.	2013 RevPAR ($),
vii.	2014 RevPAR ($),
viii.	2015 RevPAR ($),
ix.	2016 RevPAR ($),
x.	2017 RevPAR ($),
xi.	2018 RevPAR ($),
xii.	TTM RevPAR ($) and
xiii.	Underwritten RevPAR ($)

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 12

21.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Spread,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	21 November 2019

Mortgage Loan Agreement	21 November 2019

Mezzanine Loan Agreement	21 November 2019

Cash Management Agreement	21 November 2019

Clearing Account Agreement	21 November 2019

Mortgage Interest Rate Cap Agreement (see Note 1)	20 November 2019

Mezzanine Interest Rate Cap Agreement (see Note 1)	20 November 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	21 November 2019

Guaranty Agreement	21 November 2019

Mezzanine Guaranty Agreement	21 November 2019

Mortgage Loan Pledge and Security Agreement	21 November 2109

Mezzanine Loan Pledge and Security Agreement	21 November 2109

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	19 November 2019

Engineering Reports	17 October 2019

Environmental Phase I Report	17 October 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Prior Financing Underwriting Model	Not Dated

Pro Forma Title Policies	Not Dated

Franchise Agreements	Various

Property Management Agreements	21 November 2019

Operating Leases	Various

Insurance Review Document	21 November 2019

Condominium Documents	Various

Tax Credit Agreements and Amendments to Tax Credit Agreements	Various

Intellectual Property Security Agreement	21 November 2019

PILOT Agreements	Various

Bond Purchase and Assignment Agreements	Various

Easement Agreement	2 July 2018

Summary of Certain Key Terms of Management Agreements and Licensing Agreements	Not Dated

WOLF – Property Detail Report	Not Dated

Note:

1.	The mortgage interest rate cap agreement and mezzanine interest rate cap agreement Source Documents are referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
Full Name State / Province	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com), Appraisal Report, Environmental Phase I Report or Engineering Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Renovation Year	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraised Portfolio Value ($) (see Note 3)	Portfolio Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2008 Rooms Occupied	Prior Financing Underwriting Model
2009 Rooms Occupied	Prior Financing Underwriting Model
2010 Rooms Occupied	Prior Financing Underwriting Model
2011 Rooms Occupied	Prior Financing Underwriting Model
2012 Rooms Occupied	Prior Financing Underwriting Model
2013 Rooms Occupied	Prior Financing Underwriting Model
2014 Rooms Occupied	Prior Financing Underwriting Model
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
2017 Rooms Occupied	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Rooms Occupied	Underwriter’s Summary Report
TTM Rooms Occupied (see Note 5)	Underwriter’s Summary Report
2008 Rooms Available	Prior Financing Underwriting Model
2009 Rooms Available	Prior Financing Underwriting Model
2010 Rooms Available	Prior Financing Underwriting Model
2011 Rooms Available	Prior Financing Underwriting Model
2012 Rooms Available	Prior Financing Underwriting Model
2013 Rooms Available	Prior Financing Underwriting Model
2014 Rooms Available	Prior Financing Underwriting Model
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
2017 Rooms Available	Underwriter’s Summary Report
2018 Rooms Available	Underwriter’s Summary Report
TTM Rooms Available (see Note 5)	Underwriter’s Summary Report
2008 Rooms Revenue ($)	Prior Financing Underwriting Model
2009 Rooms Revenue ($)	Prior Financing Underwriting Model
2010 Rooms Revenue ($)	Prior Financing Underwriting Model
2011 Rooms Revenue ($)	Prior Financing Underwriting Model
2012 Rooms Revenue ($)	Prior Financing Underwriting Model
2013 Rooms Revenue ($)	Prior Financing Underwriting Model
2014 Rooms Revenue ($)	Prior Financing Underwriting Model
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
2017 Rooms Revenue ($)	Underwriter’s Summary Report
2018 Rooms Revenue ($)	Underwriter’s Summary Report
TTM Rooms Revenue ($) (see Note 5)	Underwriter’s Summary Report
2008 Total Revenue ($)	Prior Financing Underwriting Model
2009 Total Revenue ($)	Prior Financing Underwriting Model
2010 Total Revenue ($)	Prior Financing Underwriting Model
2011 Total Revenue ($)	Prior Financing Underwriting Model
2012 Total Revenue ($)	Prior Financing Underwriting Model
2013 Total Revenue ($)	Prior Financing Underwriting Model
2014 Total Revenue ($)	Prior Financing Underwriting Model
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
2018 Total Revenue ($)	Underwriter’s Summary Report
TTM Total Revenue ($) (see Note 5)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2008 Total Expenses ($)	Prior Financing Underwriting Model
2009 Total Expenses ($)	Prior Financing Underwriting Model
2010 Total Expenses ($)	Prior Financing Underwriting Model
2011 Total Expenses ($)	Prior Financing Underwriting Model
2012 Total Expenses ($)	Prior Financing Underwriting Model
2013 Total Expenses ($)	Prior Financing Underwriting Model
2014 Total Expenses ($)	Prior Financing Underwriting Model
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2018 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($) (see Note 5)	Underwriter’s Summary Report
2008 NOI ($)	Prior Financing Underwriting Model
2009 NOI ($)	Prior Financing Underwriting Model
2010 NOI ($)	Prior Financing Underwriting Model
2011 NOI ($)	Prior Financing Underwriting Model
2012 NOI ($)	Prior Financing Underwriting Model
2013 NOI ($)	Prior Financing Underwriting Model
2014 NOI ($)	Prior Financing Underwriting Model
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
TTM NOI ($) (see Note 5)	Underwriter’s Summary Report
2008 FF&E ($)	Prior Financing Underwriting Model
2009 FF&E ($)	Prior Financing Underwriting Model
2010 FF&E ($)	Prior Financing Underwriting Model
2011 FF&E ($)	Prior Financing Underwriting Model
2012 FF&E ($)	Prior Financing Underwriting Model
2013 FF&E ($)	Prior Financing Underwriting Model
2014 FF&E ($)	Prior Financing Underwriting Model
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
2017 FF&E ($)	Underwriter’s Summary Report
2018 FF&E ($)	Underwriter’s Summary Report
TTM FF&E ($) (see Note 5)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2008 NCF ($)	Prior Financing Underwriting Model
2009 NCF ($)	Prior Financing Underwriting Model
2010 NCF ($)	Prior Financing Underwriting Model
2011 NCF ($)	Prior Financing Underwriting Model
2012 NCF ($)	Prior Financing Underwriting Model
2013 NCF ($)	Prior Financing Underwriting Model
2014 NCF ($)	Prior Financing Underwriting Model
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
TTM NCF ($) (see Note 5)	Underwriter’s Summary Report
2008 JV Income ($)	Prior Financing Underwriting Model
2009 JV Income ($)	Prior Financing Underwriting Model
2010 JV Income ($)	Prior Financing Underwriting Model
2011 JV Income ($)	Prior Financing Underwriting Model
2012 JV Income ($)	Prior Financing Underwriting Model
2013 JV Income ($)	Prior Financing Underwriting Model
2014 JV Income ($)	Prior Financing Underwriting Model
2015 JV Income ($)	Underwriter’s Summary Report
2016 JV Income ($)	Underwriter’s Summary Report
2017 JV Income ($)	Underwriter’s Summary Report
2018 JV Income ($)	Underwriter’s Summary Report
TTM JV Income ($)	Underwriter’s Summary Report
2008 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2009 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2010 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2011 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2012 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2013 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2014 License / Franchise Management Income ($)	Prior Financing Underwriting Model
2015 License / Franchise Management Income ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2016 License / Franchise Management Income ($)	Underwriter’s Summary Report
2017 License / Franchise Management Income ($)	Underwriter’s Summary Report
2018 License / Franchise Management Income ($)	Underwriter’s Summary Report
TTM License / Franchise Management Income ($)	Underwriter’s Summary Report
2008 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2009 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2010 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2011 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2012 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2013 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2014 Corporate Overhead Expense ($)	Prior Financing Underwriting Model
2015 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2016 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2017 Corporate Overhead Expense ($)	Underwriter’s Summary Report
2018 Corporate Overhead Expense ($)	Underwriter’s Summary Report
TTM Corporate Overhead Expense ($)	Underwriter’s Summary Report
2008 Total Collateral NCF ($)	Prior Financing Underwriting Model
2009 Total Collateral NCF ($)	Prior Financing Underwriting Model
2010 Total Collateral NCF ($)	Prior Financing Underwriting Model
2011 Total Collateral NCF ($)	Prior Financing Underwriting Model
2012 Total Collateral NCF ($)	Prior Financing Underwriting Model
2013 Total Collateral NCF ($)	Prior Financing Underwriting Model
2014 Total Collateral NCF ($)	Prior Financing Underwriting Model
2015 Total Collateral NCF ($)	Underwriter’s Summary Report
2016 Total Collateral NCF ($)	Underwriter’s Summary Report
2017 Total Collateral NCF ($)	Underwriter’s Summary Report
2018 Total Collateral NCF ($)	Underwriter’s Summary Report
Total Collateral TTM NCF ($) (see Note 5)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Rooms Revenues ($)	Underwriter’s Summary Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
Underwritten JV Income ($)	Underwriter’s Summary Report
Underwritten Franchise EBITDA ($)	Underwriter’s Summary Report
UW Corporate Overhead Expense ($)	Underwriter’s Summary Report
Total Collateral UW NCF ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Other Reserves (If applicable)	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 7 of 10

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Original Allocated Mezzanine Loan Balance	Mezzanine Loan Agreement
Note Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Round Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 8 of 10

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Cap Strike Price (see Note 6)	Interest Rate Cap Agreements
Extension Term LIBOR Cap (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider (see Note 6)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P) (see Note 6)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Payment Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Sponsor	Guaranty Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Lockbox (Y/N)	Cash Management Agreement and Mortgage Loan Agreement
Lockbox Type (see Note 7)	Cash Management Agreement and Mortgage Loan Agreement
Cash Management (see Note 8)	Cash Management Agreement and Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 9 of 10

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” for the Property identified on the Preliminary Data File as “Colorado Springs,” the Depositor instructed us to use the appraised value associated with the “Total Value (Resort + Excess Land)” value, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Appraised Portfolio Value ($),” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property, as shown in the corresponding appraisal report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use information labeled “TTM Oct 2019,” as shown in the applicable Source Document(s).

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the Mortgage Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 10 of 10

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the Mortgage Borrowers or otherwise made available to the Mortgage Borrowers and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Appraisal Type
Seismic Report Date
Seismic Zone
Seismic PML%
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.